Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Information Details [Abstract]
Revenues	$ 2,718.9	$ 2,628.7	$ 2,595.7	$ 2,626.9	$ 2,784.1	$ 2,481.2	$ 2,433.9	$ 2,212.4	$ 10,570.2	$ 9,911.6	$ 10,313.2
Gross Profit	1,120.4	1,061.5	1,048.9	1,066.4	1,102.6	978.6	956.2	860.4
Income from Continuing Operations	284.9	258.8	228.7	224.6	265.2	213.5	199.1	145.4	997.0	823.2	954.0
Net Income	297.5	268.5	237.3	232.3	273.3	221.2	206.9	148.9	1,035.6	850.3	980.9
Earnings per Share from Continuing Operations:
Basic	$ 0.72	$ 0.65	$ 0.56	$ 0.55	$ 0.65	$ 0.52	$ 0.48	$ 0.35	$ 2.47	$ 2.00	$ 2.28
Diluted	$ 0.71	$ 0.64	$ 0.55	$ 0.54	$ 0.63	$ 0.51	$ 0.47	$ 0.34	$ 2.44	$ 1.95	$ 2.19
Earnings per Share:
Basic	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 0.67	$ 0.54	$ 0.50	$ 0.36	$ 2.57	$ 2.06	$ 2.34
Diluted	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 0.65	$ 0.53	$ 0.49	$ 0.35	$ 2.53	$ 2.01	$ 2.25
Total Restructuring and Other Costs (Income), Net	30.8	13.3	11.7	23.6	29.1	13.8	12.4	12.1	79.4	67.4	36.9
Income (Loss) from Discontinued Operations, Net of Tax	$ 12.6	$ 9.7	$ 8.6	$ 7.7	$ 8.1	$ 7.7	$ 7.8	$ 3.5